Goodwill and intangibles assets Goodwill and intangibles assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Goodwill and intangible assets

7	Goodwill and intangible assets

	At
	30 Jun	31 Dec
	2024	2023
	£m	£m
Other intangible assets[1]	260	203
Intangible assets	260	203
1Included within the group's other intangible assets is internally generated software with a net carrying value of £256m (2023: £198m). During the year, capitalisation of internally generated software was £60m (2023: £120m), amortisation and impairment of other intangible assets totalled £(33)m for the group (2023: £(13)m).